OTHER PAYABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OTHER PAYABLES
NOTE 15 - OTHER PAYABLES	As of March 31, 2021, other payables of $344,547 is consist of the payables of securities account set up fee and office rental expenses.	Other payables of $90,632 is consist of the payables of securities account set up fee and related documentation expenses.